Investments accounted for using equity method	12 Months Ended
Dec. 31, 2017
Disclosure of investments accounted for using equity method [Abstract]
Disclosure of investments accounted for using equity method [text block]
Note 16 Investments accounted for using equity method

Joint ventures and Associates

As of December 31, 2017 and 2016, the Company recorded investments qualifying as joint venture and associates.

The share value of investments in joint ventures and associates are detailed as follows:

	Percentage of participation	As of December 31, 2017	As of December 31, 2016
	%	ThCh$	ThCh$
Cervecería Austral S.A.(1)	50.00	6,126,384	5,548,458
Foods Compañía de Alimentos CCU S.A.(2)	50.00	5,792,242	5,624,391
Central Cervecera de Colombia S.A.S.(3)	50.00	50,374,322	35,449,038
Zona Franca Central Cervecera S.A.S.(3)	50.00	20,696,077	-
Total joint ventures		82,989,025	46,621,887
Bebidas Bolivianas BBO S.A.(4)	34.00	14,641,870	17,281,665
Other companies		1,639,385	501,394
Total associated		16,281,255	17,783,059
Total		99,270,280	64,404,946

The above mentioned values include goodwill generated in the acquisition of the following joint venture and associate, which are presented net of any impairment loss:

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Cervecería Austral S.A.	1,894,770	1,894,770
Bebidas Bolivianas BBO S.A.	8,294,324	9,032,617
Total	10,189,094	10,927,387

The result accrued in joint ventures and associates are detailed as follows:

	For the years ended as of December 31,
	2017	2016	2015
	ThCh$	ThCh$	ThCh$
Cervecería Austral S.A.	952,235	754,326	247,180
Foods Compañía de Alimentos CCU S.A.	165,905	(519,536)	(1,251,392)
Central Cervecera de Colombia S.A.S.	(8,646,651)	(3,969,699)	(2,668,179)
Zona Franca Central Cervecera S.A.S.	87,583	-	-
Total joint ventures	(7,440,928)	(3,734,909)	(3,672,391)
Bebidas Bolivianas BBO S.A.	(1,459,916)	(1,805,548)	(1,557,886)
Other companies	(13,253)	(20,065)	2,142
Total associated	(1,473,169)	(1,825,613)	(1,555,744)
Total	(8,914,097)	(5,560,522)	(5,228,135)

Changes in investments in joint ventures and associates are detailed as follows:

	As of December 31, 2017	As of December 31, 2016
	ThCh$	ThCh$
Balance at the beginning of year	64,404,946	49,995,263
Business combination effect	50,462,578	25,118,232
Participation in the joint ventures and associates (loss)	(8,914,097)	(5,560,522)
Dividends received	(353,150)	(245,073)
Increase (decrease) through changes in ownership interests in subsidaries	-	(5,427,660)
Others	(6,329,997)	524,706
Total	99,270,280	64,404,946

Significant matters regarding investments accounted for using the equity method are detailed as follows:

(1) Cervecería Austral S.A.

A closed stock company that operates as a beer manufacturing facility in the southern end of Chile, which is the southernmost brewery in the world.

(2) Foods Compañía de Alimentos CCU S.A.

A closed stock company devoted to the production and marketing of food products such as like cookies and other baked goods, caramels, candy and cereal, among others.

On November 26, 2015, Foods signed a sale agreement with Empresas Carozzi S.A., under which the first sold to the second machinery, equipment and brands related to products marketed under the brands Natur and Calaf. The amount of this transaction was ThCh$ 14,931,000 and CCU recognized a net loss after taxes for an amount of ThCh$ 1,034,638, corresponding to their participation.

On December 16, 2016, Foods and subsidiary CCU Inversiones S.A., acquired 49.99999% and 0.0001%, respectively of the shares of Alimentos Nutrabien S.A. As a consequence above mentioned the only shareholders direct of that company are: (i) Food´s with 99.99999% of the share capital, and (ii) CCU investments S.A. with a 0.0001% of the share capital, respectively. The amount of this transaction was UF 545.000, equivalent to ThCh$ 14.352.706.

(3) Central Cervecera de Colombia S.A.S. and Zona Franca Central Cervecera S.A.S.

On November 10, 2014, CCU, directly and through its subsidiaries CCU Inversiones II Limitada, and Grupo Postobón have established a joint arrangements through a company named Central Cervecera de Colombia S.A.S. (the "Company"), in which CCU and Grupo Postobón participate as equal shareholders. The purpose of this Company is the beer and non-alcoholic drinks production, marketing and distribution based on malt (Products).

Subsequently, on August 16, 2017, CCU, through its subsidiary CCU Inversiones ll Limitada, acquired 50% of the shares of of a company incorporated in Colombia called Zona Franca Central Cervecera S.A.S. (ZF CC), which relates to a joint agreements and that qualifies as a joint operations, in which CCU and Grupo Postobon participate as equal shareholders. The amount of this transaction was US$ 10,204, equivalents to ThCh$ 6,432. The purpose of ZF CC is acting exclusively as industrial user of one or more free zones, providing tolling services to CCC, and this latter company will produce, market and distribute Products.

For the purposes above, previous associations involves the construction of a beer production plant, with an annual total capacity of 3,000,000 hectoliters.

The Parties will also invest in CCC and ZF CC an approximate amount of US$ 200,000,000 in equal parts, following a gradual investment plan agreed by the parties.

As of December 31, 2017 and 2016, the total amount contributed to CCC and ZF CC was US$ 144,729,978 (equivalents to ThCh$ 93,643,761) and US$ 68,078,797 (equivalents to ThCh$ 44,330,781).

(4) Bebidas Bolivianas BBO S.A.

On May 7, 2014, the Company acquired 34% of the stock rights of Bebidas Bolivianas BOO S.A. a Bolivian and a closed stock company that produces soft drinks and beers in three plants located in Santa Cruz de la Sierra and Nuestra Señora de la Paz cities. The amount of this transaction was ThCh$ 13,776,885. On December 9, 2015, the Company paid an increased of capital for an amount of US$ 2,720,000, equivalents to ThCh$ 1,921,244. On June 8, 2016 and November 17, 2016, the Company paid an increased of capital for an amount of US$ 2,221,696, equivalents to ThCh$ 1,510,420 and US$ 1,019,971, equivalents to ThCh$ 663,951, respectively.

The Company does not have any contingent liabilities related to joint ventures and associates as December 31, 2017.

As of December 31, 2017, 2016 and 2015, the significant items of the financial statements of 100% of joint ventures and associates are summarized as follows:

	Joint ventures	Associated	Joint ventures	Associated
	As of December 31, 2017		As of December 31, 2016
	ThCh$	ThCh$	ThCh$	ThCh$
Assets and Liabilities
Current assets	49,960,930	5,540,894	64,587,798	7,602,940
Non-current assets	150,837,264	26,609,731	50,994,744	30,504,073
Current liabilities	35,339,239	4,444,262	23,043,784	5,886,879
Non-current liabilities	1,994,220	9,037,112	2,350,385	7,789,367

	Joint ventures	Associated	Joint ventures	Associated	Joint ventures	Associated
	For the years ended as of December 31,
	2017		2016		2015
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Income Statement (Summarized)
Net sales	57,417,288	19,760,918	63,926,397	19,733,853	59,187,508	18,310,272
Operating result	(18,606,383)	(4,086,973)	(11,913,526)	(4,159,093)	(6,796,020)	(4,039,249)
Net income for year	(14,352,789)	(4,462,733)	(7,287,727)	(4,712,596)	(6,803,143)	(4,573,734)
Other comprehensive income	(27,052,016)	(5,761,515)	(3,451,487)	(7,965,214)	(2,494,511)	-
Depreciation and amortization	(2,618,567)	(2,818,923)	(2,104,820)	(2,698,849)	(1,998,935)	(534,485)